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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                       Investment Company Act file number
                                    811-05090
                                    811-05089
                                    811-05091

         Tactical Growth and Income Stock Account For Variable Annuities

             Tactical Short Term Bond Account For Variable Annuities

            Tactical Aggressive Stock Account for Variable Annuities

                        One Cityplace, Hartford, CT 06103

                                   Marie Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116

                                 (617) 578-2857


                      Date of fiscal year end: December 31


                  Date of reporting period: September 30, 2005

ITEM 1.  Schedule of Investments.

          The Quarterly Schedule of Investments is filed herewith.


                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2005


                                  NO. OF             FAIR                                              NO. OF             FAIR
                                  SHARES             VALUE                                             SHARES             VALUE
                               -------------    ---------------                                     -------------    ---------------
COMMON STOCK (94.9%)                                               BUILDING MATERIALS (0.1%)
                                                                     Masco Corp.                           3,002         $   92,101
AEROSPACE (0.9%)                                                                                                     ---------------
  Boeing Co.                          4,434         $  301,290
  General Dynamics Corp.              3,982            476,048     CAPITAL GOODS (0.8%)
                                                ---------------      Danaher Corp.                         5,323            286,537
                                                       777,338       Deere & Co.                           4,122            252,266
                                                ---------------      Eaton Corp.                           1,510             95,961
AUTOMOTIVE (0.9%)                                                                                                    ---------------
  Ford Motor Co.                      7,524             74,187                                                              634,764
  Harley-Davidson                     2,169            105,066                                                       ---------------
  Oshkosh Truck                       4,040            174,366     CHEMICALS (0.7%)
  PACCAR Inc.                         5,343            362,736       Dow Chemical                          8,590            357,945
                                                ---------------      E.I. du Pont de Nemours & Co.         3,218            126,049
                                                       716,355       Monsanto Co.                          1,895            118,911
                                                ---------------                                                      ---------------
BANKING (7.4%)                                                                                                              602,905
  Bank of America Corp.              35,444          1,492,192                                                       ---------------
  Capital One Financial Corp.         6,472            514,653     CONGLOMERATES (4.8%)
  Comerica, Inc.                      5,018            295,560       3M Co.                                3,927            288,085
  JP Morgan Chase & Co.              33,885          1,149,718       General Electric Co.                 75,891          2,555,250
  KeyCorp                             3,257            105,038       Honeywell International, Inc.         6,198            232,425
  Marshall & Ilsley Corp.             2,797            121,697       Parker-Hannifin                         881             56,657
  MBNA Corp.                          3,078             75,842       Tyco International Ltd.              15,496            431,564
  National City Corp.                10,140            339,082       United Technologies Corp.             7,455            386,467
  Providian Financial Corp. (A)       9,489            167,766                                                       ---------------
  U.S. Bancorp                       10,531            295,710                                                            3,950,448
  Wachovia Corp.                     16,469            783,760                                                       ---------------
  Washington Mutual, Inc.             2,021             79,264     CONSUMER (3.2%)
  Wells Fargo & Co.                  12,592            737,513       ACCO Brands Corp. (A)                   981             27,684
                                                ---------------      Ball Corp.                            3,339            122,675
                                                     6,157,795       Black & Decker Corp.                  1,977            162,292
                                                ---------------      Colgate-Palmolive Co.                 2,486            131,236
BEVERAGE (2.2%)                                                      Energizer Holdings, Inc. (A)          1,976            112,039
  Coca-Cola Co.                      12,435            537,068       Fortune Brands                        4,175            339,553
  Coca-Cola Enterprises Inc.         11,201            218,420       Gillette Co.                          3,639            211,790
  Constellation Brands Inc.           5,926            365,042       Molson Coors Brewing Co.              2,622            167,834
  PepsiCo, Inc.                      12,029            682,165       NIKE, Inc. (Class B)                    928             75,799
                                                ---------------      Procter & Gamble Co.                 18,304          1,088,356
                                                     1,802,695       Sealed Air Corp. (A)                  4,163            197,576
                                                ---------------                                                      ---------------
BIOTECHNOLOGY (0.8%)                                                                                                      2,636,834
  Genetech Inc. (A)                   3,062            257,851                                                       ---------------
  Gilead Sciences, Inc. (A)           7,707            375,793     DEFENSE (0.7%)
                                                ---------------      Lockheed Martin Corp.                 4,607            281,211
                                                       633,644       Northrop Grumman Corp.                6,004            326,317
                                                ---------------                                                      ---------------
BROKERAGE (3.5%)                                                                                                            607,528
  Bear Stearns Companies              5,501            603,735                                                       ---------------
  Franklin Resources, Inc.            2,171            182,277     ELECTRIC UTILITIES (1.5%)
  Goldman Sachs Group Inc.            5,190            631,000       American Electric Power               9,825            390,053
  Lehman Brothers Holdings Inc.       4,576            533,012       Edison International                  7,310            345,617
  Merrill Lynch & Co.                 7,246            444,542       FirstEnergy Corp.                     7,627            397,519
  Morgan Stanley                      9,112            491,501       Public Service Enterprise Group       2,103            135,349
                                                ---------------                                                      ---------------
                                                     2,886,067                                                            1,268,538
                                                ---------------                                                      ---------------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005


                                         NO. OF           FAIR                                         NO. OF           FAIR
                                         SHARES           VALUE                                        SHARES           VALUE
                                      -------------  ---------------                                -------------  ---------------
ENTERTAINMENT (0.4%)                                                    INSURANCE (CONTINUED)
  Viacom, Inc. (Class B)                    9,396        $  310,162       Jefferson-Pilot Corp.           1,080        $   55,264
                                                     ---------------      Lincoln National Corp.          1,449            75,377
                                                                          Marsh & McLennan Cos., Inc.     3,858           117,245
FINANCE (2.0%)                                                            MGIC Investment Corp.           2,747           176,357
  American Express                         11,079           636,378       Progressive Corp.               4,207           440,767
  CIT Group Holdings, Inc.                  6,452           291,501       Prudential Financial, Inc.      7,300           493,188
  Countrywide Financial                     8,260           272,415                                                ---------------
  E*Trade Financial Corp. (A)              14,256           250,906                                                     4,435,771
  Principal Financial Group                 4,586           217,239                                                ---------------
                                                     ---------------    INTERGRATED ENERGY (6.0%)
                                                          1,668,439       ConocoPhillips                 10,362           724,407
                                                     ---------------      Exxon Mobil Corp.              45,420         2,885,987
FOOD (1.8%)                                                               Marathon Oil                    4,826           332,656
  Archer-Daniels Midland Co.               18,032           444,669       Chevron Corp.                  16,078         1,040,729
  Darden Restaurants, Inc.                  5,871           178,302                                                ---------------
  Hormel Foods Corp.                        2,623            86,533                                                     4,983,779
  Kellogg Co.                               1,522            70,210                                                ---------------
  McDonald's Corp.                          5,111           171,167     LODGING (0.5%)
  Sara Lee Corp.                            5,725           108,489       Marriott International, Inc.    5,554           349,902
  Smithfield Foods (A)                     11,283           334,879       Starwood Hotels & Resorts       1,317            75,293
  Yum! Brands                               2,036            98,563                                                ---------------
                                                     ---------------                                                      425,195
                                                          1,492,812                                                ---------------
                                                     ---------------    MACHINERY (0.4%)
HEALTHCARE (2.7%)                                                         Ingersoll-Rand Co. (Class A)    9,020           344,835
  Aetna Inc.                                3,862           332,673                                                ---------------
  Caremark Rx, Inc. (A)                     4,699           234,621
  Humana, Inc. (A)                          7,546           361,302     MEDIA NON-CABLE (0.4%)
  Medco Health Solutions (A)                2,091           114,650       News Corp. Limited             18,479           288,088
  UnitedHealth Group, Inc.                 16,125           906,225                                                ---------------
  Wellpoint, Inc. (A)                       4,154           314,956
                                                     ---------------    MEDICAL SUPPLIES (1.9%)
                                                          2,264,427       Abbott Laboratories             8,125           344,500
                                                     ---------------      Becton, Dickinson and Company   1,818            95,318
HOME CONSTRUCTION (0.5%)                                                  Boston Scientific (A)           6,158           143,912
  K.B. HOME                                 2,216           162,211       Cardinal Health                 1,258            79,808
  Pulte Homes, Inc.                         5,294           227,218       Herman Miller Inc.              5,153           156,136
                                                     ---------------      Hospira, Inc. (A)                 651            26,671
                                                            389,429       Medtronic, Inc.                 8,845           474,269
                                                     ---------------      Zimmer Holdings, Inc. (A)       3,818           263,022
INDEPENDENT ENERGY (1.2%)                                                                                          ---------------
  Anadarko Petroleum Corp.                  2,206           211,224                                                     1,583,636
  Burlington Resources                      6,480           526,954                                                ---------------
  Devon Energy Corp.                        3,295           226,169     METALS (1.2%)
                                                     ---------------      Allegheny Technologies, Inc.    7,765           240,560
                                                            964,347       Newmont Mining Corp.            3,041           143,444
                                                     ---------------      Nucor Corp.                     4,880           287,871
INSURANCE (5.4%)                                                          Phelp's Dodge Corp.             2,565           333,270
  ACE Limited                               2,190           103,083                                                ---------------
  AFLAC Inc.                                3,966           179,660                                                     1,005,145
  Allstate Corp.                            5,037           278,496                                                ---------------
  Ambac Financial Group                     4,277           308,201     MULTIMEDIA (2.6%)
  American International Group             20,150         1,248,494       Brown-Forman Corp.  (Class B)   1,924           114,555
  Aon Corp.                                 2,257            72,405       Comcast Corp.  (Class A) (A)   15,582           457,799
  Chubb Corp.                               4,767           426,885       Gannett Co., Inc.               3,497           240,699
  CIGNA Corp.                               2,857           336,726       Mcgraw-Hill Companies, Inc.     2,649           127,258
  First Horizon National                       36             1,309       Time Warner Inc.               45,029           815,475
  Hartford Financial Services Group, Inc.   1,585           122,314       Walt Disney Co.                17,262           416,532
                                                                                                                   ---------------
                                                                                                                        2,172,318
                                                                                                                   ---------------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005

                                  NO. OF             FAIR                                              NO. OF             FAIR
                                  SHARES             VALUE                                             SHARES             VALUE
                               -------------    ---------------                                     -------------    ---------------
OIL COMPANIES (2.5%)                                               RETAIL (CONTINUED)
  Baker Hughes Inc.                  3,644         $  217,474        Walgreen Co.                          8,633        $   375,104
  Halliburton Co.                    3,069            210,288        Wal-Mart Stores, Inc.                23,791          1,042,522
  Occidental Petroleum Corp.         5,588            477,383                                                        ---------------
  Schlumberger Ltd.                  5,056            426,625                                                             5,331,152
  Sunoco Inc.                        2,411            188,540                                                        ---------------
  Transocean, Inc. (A)               3,314            203,181      SERVICES (1.0%)
  Valero Energy Corp.                2,855            322,786        Cendant Corp.                         8,097            167,122
                                               ---------------       eBay Inc. (A)                         8,357            344,308
                                                    2,046,277        Yahoo! Inc. (A)                       9,687            327,808
                                               ---------------                                                       ---------------
PAPER (0.6%)                                                                                                                839,238
  Georgia-Pacific Corp.              2,766             94,210                                                        ---------------
  International Paper                3,706            110,439      TECHNOLOGY (13.9%)
  Kimberly Clark Corp.               3,734            222,285        Advanced Micro Devices (A)            6,434            162,137
  Weyerhaeuser Co.                   1,559            107,181        Analog Devices, Inc.                  2,808            104,289
                                               ---------------       Apple Computer (A)                    7,997            428,719
                                                      534,115        Autodesk, Inc.                        1,627             75,558
                                               ---------------       Cisco Systems, Inc. (A)              49,362            885,061
PHARMACEUTICALS (6.9%)                                               Comverse Technology Inc. (A)         12,835            337,175
  AmerisourceBergen Corp.            2,602            201,135        Corning Inc. (A)                     18,187            351,555
  Amgen, Inc. (A)                    9,688            771,843        Dell Inc. (A)                        18,270            624,834
  Biogen Idec Inc. (A)               4,867            192,149        EMC Corp. (A)                        18,084            234,007
  Bristol-Myers Squibb              13,944            335,493        Fiserv Inc. (A)                       1,916             87,887
  Eli Lilly & Co.                    6,614            353,981        Hewlett Packard Co.                  22,236            649,291
  IVAX Corp. (A)                     7,520            198,227        Intel Corp.                          47,201          1,163,505
  Johnson & Johnson                 21,535          1,362,735        International Business Machine       13,088          1,049,919
  Merck & Co., Inc.                 15,965            434,408        Jabil Circuit (A)                     7,171            221,727
  Pfizer Inc.                       53,885          1,345,508        KLA-Tencor Corp.                      1,484             72,360
  Schering-Plough Corp.             10,606            223,256        Lexmark International  (Class A) (A)    945             57,692
  Wyeth                              6,876            318,153        Maxim Intergrated Products            2,325             99,161
                                               ---------------       Micron Technology, Inc. (A)          15,678            208,517
                                                    5,736,888        Microsoft Corp.                      69,233          1,781,365
                                               ---------------       Motorola, Inc.                       17,243            380,898
RETAIL (6.4%)                                                        Oracle Corp. (A)                     36,583            453,263
  Abercrombie & Fitch Co.            2,700            134,595        Scientific-Atlanta, Inc.              7,772            291,528
  American Eagle Outfitters          4,184             98,450        Sun Microsystems, Inc. (A)           25,715            100,803
  Autozone, Inc. (A)                 2,027            168,748        Sybase, Inc. (A)                      8,081            189,257
  Best Buy Co. Inc.                  4,641            202,023        Symantec Corp. (A)                    9,509            215,474
  Borders Group, Inc.                7,187            159,336        Texas Instruments Inc.               14,712            498,737
  Costco Wholesale Corp.             3,390            146,075        Thomas & Betts Corp. (A)              6,792            233,713
  CVS Corp.                         10,093            292,798        Waters Corp. (A)                      4,405            183,248
  Federated Department Stores, Inc.  1,944            129,995        Xerox Corp. (A)                      24,061            328,433
  GameStop Corp. (Class A) (A)       2,386             67,739                                                        ---------------
  Home Depot, Inc.                  13,977            533,083                                                            11,470,113
  Jones Apparel Group, Inc.            823             23,455                                                        ---------------
  Kohl's Corp. (A)                   5,207            261,287
  Lowe's Cos.                        7,196            463,422
  Ltd Brands                         7,288            148,894
  Nordstrom, Inc.                    7,194            246,898
  Office Depot, Inc. (A)             2,204             65,459
  Staples Inc.                       5,538            118,059
  Supervalu, Inc.                    5,940            184,853
  Target Corp.                       9,019            468,357

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005

                                  NO. OF             FAIR                                            PRINCIPAL            FAIR
                                  SHARES             VALUE                                             AMOUNT             VALUE
                               -------------    ---------------                                     -------------    ---------------
TELECOMMUNICATIONS (3.7%)
  AT&T Corp.                          15,001       $   297,020     UNITED STATES TREASURY (0.4%)
  BellSouth Corp.                     11,662           306,711       United States of America
  CenturyTel, Inc.                     8,499           297,295       Treasury
  Circuit City Stores, Inc.           10,225           175,461        3.43% due October 27, 2005 (B)  $  300,000        $   299,396
  QUALCOMM, Inc.                      10,886           487,149                                                       ---------------
  SBC Communications Inc.             30,001           719,124
  Sprint Corp.                         6,371           151,502
  Verizon Communications              19,889           650,171     TOTAL SHORT-TERM
                                                ---------------      INVESTMENTS (COST $4,002,233)                        4,003,135
                                                     3,084,433                                                       ---------------
                                                ---------------
TOBACCO (1.3%)
  Altria Group                        15,049         1,109,262                                        NOTIONAL
                                                ---------------                                        VALUE
                                                                                                    -------------
TRANSPORTATION SERVICES (1.5%)                                     FUTURES CONTRACTS (0.0%)
  Burlington Northern Santa Fe         6,069           362,926       S&P 500 Index,
  CSX Corp.                            5,573           259,033
  United Parcel Service (Class B)      8,344           576,821       Exp. December, 2005 (C)           2,777,175                  -
                                                ---------------                                                      ---------------
                                                     1,198,780
                                                ---------------
UNITED STATES AGENCY SECURITIES (1.0%)                             TOTAL INVESTMENTS (99.8%)
  Fannie Mae                          11,648           522,063       (COST $75,955,299) (D)                              82,616,336
  Freddie Mac                          5,471           308,893                                                       ---------------
                                                ---------------
                                                       830,956     OTHER ASSETS AND LIABILITIES (0.2%)                      192,585
                                                ---------------                                                      ---------------
UTILITIES (1.6%)
  AES Corp.                           19,863           326,349
  Exelon Corp.                         8,850           472,944     TOTAL NET ASSETS (100.0%)                            $82,808,921
  National Fuel Gas Co.                1,914            65,459                                                       ===============
  The Southern Co.                     4,293           153,518
  TXU Corp.                            2,820           318,322
                                                ---------------
                                                     1,336,592
                                                ---------------


TOTAL COMMON STOCKS
  (COST $71,953,066)                                78,613,201
                                                ---------------


                                   PRINCIPAL
                                    AMOUNT
                                  ------------
SHORT-TERM INVESTMENTS (4.9%)
COMMERCIAL PAPER (4.5%)

  General Electric Capital
   3.77% due October 3, 2005      $1,000,000         1,000,000

  Morgan Stanley
   3.86% due October 11, 2005      1,490,000         1,488,739

  UBS AG
   3.92% due October 3, 2005       1,215,000         1,215,000
                                                ---------------
                                                     3,703,739
                                                ---------------


NOTES

(A)    Non-income Producing Security.

(B) Par value of $300,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Tactical Growth and Income Stock Account for Variable Annuities practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Tactical Growth and Income Stock Account for Variable Annuities uses futures contracts as a substitute for holding individual securities.

(D) At September 30, 2005, net unrealized appreciation for all securities was $6,661,037. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $9,703,074 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $3,042,037.

                      See Notes to Statement of Investments

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2005

1.   SIGNIFICANT ACCOUNTING POLICIES

     Tactical Growth and Income Stock Account for Variable Annuities ("Account TGIS"), is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of MetLife, Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account TGIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TGIS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

     The following is a summary of significant accounting policies consistently followed by Account TGIS.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     FUTURES CONTRACTS. Account TGIS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TGIS enters into a futures contract, it agrees to buy or sell a specified index of stocks or debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account TGIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

     It is Account TGIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

     Futures contracts purchased by Account TGIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account TGIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

     OPTIONS. Account TGIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TGIS may sell the options before expiration. Options held by Account TGIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TGIS at September 30, 2005.

     REPURCHASE AGREEMENTS. When Account TGIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TGIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TGIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TGIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TGIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TGIS at September 30, 2005.

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $42,739,432 and $55,072,886, respectively; the cost of purchases and proceeds from sales of direct and indirect U.S. government securities were $9,437,548 and $9,848,000, respectively, for the nine months ended September 30, 2005. Realized gains and losses from investment security transactions are reported on an identified cost basis.

     At September 30, 2005, Account TGIS held nine open S&P 500 Stock Index futures contracts expiring in December, 2005. The underlying face value, or notional value, of these contracts at September 30, 2005, amounted to $2,777,175. In connection with these contracts, short-term investments with a par value of $300,000 had been pledged as margin deposits.

     Net realized gains (losses) resulting from futures contracts were $16,496 for the nine months ended September 30, 2005.

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2005

                                                                                                PRINCIPAL                  FAIR
                                                                                                  AMOUNT                   VALUE
                                                                                               -------------            ------------
SHORT-TERM INVESTMENTS (100.0%)

COMMERCIAL PAPER (100.0%)
  Abbey National North America, 3.84% Due October 5, 2005 ..........................            $  6,300,000            $  6,298,664
  American Express Credit Corp., 3.82% Due Novemeber 2, 2005 .......................               6,500,000               6,479,466
  Blue Ridge Asset Funding Corp., 3.82% Due October 26, 2005 .......................               6,500,000               6,484,081
  Danske Corp A Disc NT, 3.81% Due October 24, 2005 ................................               6,500,000               6,485,797
  DPFeur, 3.84% Due November 1, 2005 ...............................................               6,500,000               6,480,311
  Goldman Sachs LP Disc, 3.83% Due November 3, 2005 ................................               6,500,000               6,478,765
  Grampian Funding LLC Due 10/6/2005 ...............................................               6,300,000               6,298,003
  HBOS Treasury, 3.81% Due October 28, 2005 ........................................               6,500,000               6,483,048
  HSBC Treasury Services PLC, 3.80% Due November 2, 2005 ...........................               6,500,000               6,479,467
  ING US Funding LLC Disc NT, 3.82% Due November 4, 2005 ...........................               6,500,000               6,478,238
  Liberty Street Funding Co., 3.81% Due October 5, 2005 ............................               5,000,000               4,998,935
  Morgan Stanley, 3.81% Due October 5, 2005 ........................................               6,500,000               6,498,622
  Norddeutsche Landesbank Giro, 3.81% Due October 28, 2005 .........................               6,500,000               6,482,918
  ORM LLC, 3.85% Due November 1, 2005 ..............................................               6,500,000               6,480,052
  Prudential Funding LLC Due October 27, 2005 ......................................               6,500,000               6,483,601
  Rabobank USA Financial Corp., 3.82% Due October 4, 2005 ..........................               6,500,000               6,499,318
  Societe Generale, 3.76% Due October 3, 2005 ......................................               6,600,000               6,600,000
  St. Germain Holdings LTD, 3.78% Due October 4, 2005 ..............................               6,000,000               5,999,364
  Total Financial Elf Cap 4-2 Disc NT, 3.85% Due October 5, 2005 ...................               6,500,000               6,498,635
  Toyota Motor Credit Corp., 3.79% Due November 2, 2005 ............................               6,500,000               6,479,629
  UBS AG, 3.92% Due October 3, 2005 ................................................               6,660,000               6,660,000
                                                                                                                        ------------


TOTAL INVESTMENTS (100.0%)
  (COST $134,100,984) ..............................................................                                     134,126,914
                                                                                                                        ------------

OTHER ASSETS AND LIABILITIES (0.0%) ................................................                                          31,894
                                                                                                                        ------------

TOTAL NET ASSETS (100.0%) ..........................................................                                    $134,158,808
                                                                                                                        ============

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2005


1.   SIGNIFICANT ACCOUNTING POLICIES

     Tactical Short-Term Bond Account for Variable Annuities ("Account TSB"), is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of MetLife, Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account TSB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TSB have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

     The following is a summary of significant accounting policies consistently followed by Account TSB.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     REPURCHASE AGREEMENTS. When Account TSB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TSB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TSB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TSB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TSB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TSB at September 30, 2005.

2.   INVESTMENTS

     Realized gains and losses from investment security transactions are reported on an identified cost basis.

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2005

                                      NO. OF          FAIR                                               NO. OF           FAIR
                                      SHARES          VALUE                                              SHARES           VALUE
                                   -------------  ---------------                                     -------------   --------------
COMMON STOCK (95.0%)                                                 CAPITAL GOODS (CONTINUED)
                                                                       Eaton Corp.                           5,205       $  330,778
AEROSPACE (1.3%)                                                       Flowserve Corp. (A)                  13,035          473,822
  Boeing Co.                              8,259      $  397,836        Harsco Corp.                          9,077          595,179
  Precision Castparts Corp.              20,260       1,075,806        Timken Co. (A)                       14,286          423,294
                                                   -------------                                                       -------------
                                                      1,473,642                                                           2,380,202
                                                   -------------                                                       -------------
AIRLINES (0.4%)                                                      CHEMICALS (2.6%)
  Alaska Air Group, Inc. (A)             14,407         418,667        Albemarle Corp.                      18,239          687,610
                                                   -------------       Cytec Industries Inc.                 9,597          416,318
                                                                       FMC Corp.                            13,002          743,974
APPLIANCES (0.3%)                                                      Lubrizol Corp.                       14,646          634,611
  Whirpool Corp.                          2,364         317,840        PPG Industries Inc.                   9,252          547,626
                                                   -------------                                                       -------------
                                                                                                                          3,030,139
AUTOMOTIVE (1.7%)                                                                                                      -------------
  Borg Warner, Inc.                      14,128         797,667      CONGLOMERATES (0.6%)
  Lear Corp.                              6,619         224,847        Crane Co.                             7,163          213,028
  Oshkosh Truck                          13,710         591,724        Thermo Electron Corp. (A)            15,034          464,551
  PACCAR Inc.                             5,557         377,265                                                        -------------
                                                   -------------                                                            677,579
                                                      1,991,503                                                        -------------
                                                   -------------     CONSUMER (5.7%)
BANKING (3.9%)                                                         Church & Dwight Co. Inc.             20,902          772,120
  Associated Banc-Corp.                  14,719         448,635        Columbia Sportswear Co. (A)           9,522          441,821
  Comerica, Inc.                         10,844         638,712        Dean Foods Co. (A)                   30,502        1,185,308
  IndyMac Bancorp Inc.                   21,431         848,239        Harman International Industries Inc.  4,566          466,965
  Investors Financial Services            6,797         223,621        HNI Corp.                             5,368          323,261
  North Fork Bancorp, Inc.               14,496         369,648        Mohawk Industries Inc. (A)           10,605          851,051
  Providian Financial Corp. (A)          21,768         384,858        Polo Ralph Lauren Corp. (Class A)     8,237          414,321
  SVB Financial Group (A)                15,150         736,896        Scotts Miracle-Gro Co.               10,616          933,465
  WestCorp, Inc.                         10,225         602,252        Sonoco Products                       8,011          218,780
  Zions Bancorp.                          4,538         323,151        Stanley Works                         8,261          385,623
                                                   -------------       Tupperware Corp.                     33,743          768,666
                                                      4,576,012                                                        -------------
                                                   -------------                                                          6,761,381
BEVERAGE (0.4%)                                                                                                        -------------
  Constellation Brands Inc. (A)          18,749         487,474      EDUCATIONAL SERVICES (1.2%)
                                                   -------------       Career Education Corp. (A)           22,519          800,776
                                                                       Education Management Corp. (A)        7,015          226,164
BIOTECHNOLOGY (0.7%)                                                   Scholastic Corp. (A)                 11,296          417,500
  Millennium Pharmaceuticals, Inc. (A)   31,485         293,755                                                        -------------
  Protein Design Laboratories, Inc. (A)  11,172         312,816                                                           1,444,440
  Techne Corp. (A)                        3,983         226,951                                                        -------------
                                                   -------------     ELECTRIC UTILITIES (4.6%)
                                                        833,522        Black Hills Corp.                     8,660          375,584
                                                   -------------       Energy East Corp.                    28,705          723,079
BROKERAGE (1.4%)                                                       IDACORP, Inc.                        11,336          341,554
  Affiliated Managers Group (A)           5,480         396,862        NSTAR                                25,738          744,343
  Bear Stearns Companies                  4,612         506,167        Pepco Holdings                       41,902          975,060
  BlackRock, Inc. (Class A)               4,687         415,362        Pinnacle West Capital Corp. (A)       6,350          279,908
  Friedman Billings Ramsey Group Inc.    28,187         287,225        PNM Resources, Inc                   24,549          703,820
                                                   -------------       Puget Energy, Inc.                    9,312          218,646
                                                      1,605,616        Westar Energy, Inc.                  15,952          384,922
                                                   -------------       Wisconsin Energy Corp.               17,471          697,442
CAPITAL GOODS (2.0%)                                                                                                   -------------
  Cummins Inc.                            4,343         382,141                                                           5,444,358
  Diebold, Inc.                           5,078         174,988                                                        -------------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005

                                      NO. OF          FAIR                                               NO. OF           FAIR
                                      SHARES          VALUE                                              SHARES           VALUE
                                   -------------  ---------------                                     -------------   --------------
ENERGY (0.8%)                                                        INSURANCE (6.9%)
  Peabody Energy Corp.                    11,391      $  960,831       American Financial Group Inc.       16,241         $ 551,057
                                                    -------------      AmerUs Group                         3,945           226,325
                                                                       Aon Corp.                           20,052           643,268
ENTERTAINMENT (1.1%)                                                   Everest Re Group                     5,725           560,477
  Brunswick Corp.                          9,187         346,625       Fidelity National Financial, Inc.   11,429           508,819
  Harrah's Entertainment Inc.              3,254         212,128       First American Corp.                16,822           768,261
  International Speedway Corp.            13,887         728,651       HCC Insurance Holdings, Inc.        33,467           954,814
                                                    -------------      MGIC Investment Corp.               10,643           683,281
                                                       1,287,404       Ohio Casualty Corp.                 18,219           494,099
                                                    -------------      Old Republic International Corp.    18,891           503,823
FINANCE (1.6%)                                                         PMI Group                            9,677           385,822
  American Capital Strategies, Ltd.       14,131         518,042       Radian Group, Inc.                  21,458         1,139,420
  AmeriCredit Corp. (A)                   20,990         501,031       WR Berkley Corp.                    19,607           774,084
  E*Trade Financial Corp. (A)             33,817         595,179                                                       -------------
  New Century Financial Corp.              7,717         279,896                                                          8,193,550
                                                    -------------                                                      -------------
                                                       1,894,148     INTERGRATED ENERGY (1.1%)
                                                    -------------      Equitable Resources, Inc.           12,372           483,250
FOOD (1.8%)                                                            Pinoeer Natural Resources           14,330           787,004
  Applebee's International, Inc. (A)      22,308         461,552                                                       -------------
  Brinker International, Inc. (A)          8,893         334,021                                                          1,270,254
  CBRL Group, Inc.                         5,274         177,523                                                       -------------
  Darden Restaurants, Inc.                17,463         530,351     MEDICAL SUPPLIES (1.2%)
  Pilgrim Pride Corp.                      9,864         359,050       Bausch & Lomb Inc.                   8,375           675,695
  Tyson Food, Inc.                        17,501         315,893       STERIS Corp.                        17,822           423,985
                                                    -------------      Varian Medical Systems (A)           9,416           372,026
                                                       2,178,390                                                       -------------
                                                    -------------                                                         1,471,706
HEALTHCARE (5.2%)                                                                                                      -------------
  Apria Healthcare Group Inc.             11,589         369,805     METALS (1.0%)
  Community Health Systems (A)            14,274         553,974       Commscope, Inc. (A)                 23,991           416,004
  Coventry Health Care Inc. (A)            5,300         455,906       Nucor Corp.                          5,063           298,666
  Health Net, Inc. (A)                    12,693         600,633       Southern Peru Copper Corp.           3,708           207,500
  Intuitive Surgical Inc. (A)              8,619         631,686       Worthington Industries              13,351           280,772
  Invitrogen, Inc. (A)                    12,821         964,524                                                       -------------
  LifePoint Hospitals, Inc. (A)           12,982         567,703                                                          1,202,942
  Lincare Holdings, Inc. (A)              20,772         852,691                                                       -------------
  PacifiCare Health Systems (A)           10,689         852,768     MULTIMEDIA (1.5%)
  Triad Hospitals, Inc. (A)                7,220         326,849       Belo Corp.                          10,575           241,744
                                                    -------------      Entercom Communications Corp. (A)   13,482           425,896
                                                       6,176,539       Media General  (Class A)            10,936           634,397
                                                    -------------      Valassis Communications (A)         12,523           488,147
HOME CONSTRUCTION (1.5%)                                                                                               -------------
  Lennar Corp.  (Class A)                 14,860         888,034                                                          1,790,184
  Ryland Group, Inc.                       2,983         204,097                                                       -------------
  Toll Brothers, Inc. (A)                 16,258         726,245     NATURAL GAS DISTRIBUTION (0.5%)
                                                    -------------      ONEOK, Inc.                         16,681           567,488
                                                       1,818,376                                                       -------------
                                                    -------------
INDEPENDENT ENERGY (1.4%)                                            OIL COMPANIES (4.5%)
  Forest Oil Corp. (A)                    12,048         627,701       Grant Prideco, Inc. (A)             27,468         1,116,574
  Noble Energy                            21,918       1,027,954       Helmerich & Payne Inc.              15,799           954,102
                                                    -------------      Newfield Exploration Co. (A)        25,782         1,265,896
                                                       1,655,655       Patterson-UTI Energy, Inc.          34,626         1,249,306
                                                    -------------      Tidewater, Inc.                     15,402           749,615
INDUSTRIAL SERVICES (1.5%)                                                                                             -------------
  Dun & Bradstreet Corp. (A)               7,003         461,288                                                          5,335,493
  Granite Construction Inc.                9,221         352,611                                                       -------------
  Teleflex, Inc.                          13,799         972,829
                                                    -------------
                                                       1,786,728
                                                    -------------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005

                                   NO. OF          FAIR                                                  NO. OF           FAIR
                                   SHARES          VALUE                                                 SHARES           VALUE
                                -------------  ---------------                                        -------------   --------------
PAPER (0.3%)                                                    TECHNOLOGY (12.8%)
  Georgia-Pacific Corp.                9,350        $ 318,461     Activision Inc. (A)                       46,811        $ 957,285
                                                --------------    Alliance Data Systems Corp. (A)           20,260          793,179
                                                                  Ametek, Inc.                              13,606          584,650
PHARMACEUTICALS (2.5%)                                            Amphenol Corp.                            23,937          965,619
  Barr Pharmaceuticals, Inc. (A)      22,987        1,262,446     Arrow-Electronics, Inc. (A)               18,578          582,606
  Cephalon, Inc. (A)                   6,096          282,976     Avnet Inc. (A)                            14,979          366,237
  IVAX Corp. (A)                      23,201          611,578     Banta Corp.                                6,950          353,685
  King Pharmaceuticals, Inc. (A)      40,006          615,292     Cadence Design Systems (A)                36,205          585,073
  Perrigo Co.                         14,980          214,364     CheckFree Corp. (A)                        8,761          331,341
                                                --------------    Cognizant Technology  (Class A) (A)       12,050          561,409
                                                    2,986,656     Computer Sciences Corp. (A)                5,620          265,882
                                                --------------    Cree Inc. (A)                             12,657          316,678
REAL ESTATE (3.2%)                                                DST Systems, Inc. (A)                      7,836          429,648
  AMB Properties Corp.                 8,725          391,752     Fisher Scientific International Inc.       5,921          367,398
  CBL & Associates Properties         16,080          659,119     (A)
  Developers Diversified Realty       10,244          478,395     International Rectifier Corp. (A)         13,900          626,612
  General Growth Properties           15,318          688,238     Jabil Circuit (A)                         21,099          652,381
  Highwoods Properties, Inc.          23,578          695,787     Jack Henry & Associates, Inc.              7,269          141,019
  Hospitality Properties Trust        14,804          634,499     Lam Research Corp. (A)                    32,166          980,098
  Mack-Cali Realty Corp.               5,778          259,663     MEMC Electronic Materials, Inc. (A)       35,275          803,917
                                                --------------    Microchip Technology, Inc.                44,188        1,330,943
                                                    3,807,453     Powerwave Technologies, Inc. (A)          60,137          781,180
                                                --------------    Sybase, Inc. (A)                          19,426          454,957
RETAIL (6.8%)                                                     Thomas & Betts Corp. (A)                  13,554          466,393
  Abercrombie & Fitch Co.              8,791          438,231     Transaction Systems Architects, Inc. (A)  22,396          623,729
  Aeropostale, Inc. (A)               23,031          489,409
  American Eagle Outfitters           30,034          706,700     Western Digital Corp. (A)                 64,260          830,882
  AutoNation Inc (A)                  18,437          368,187                                                         --------------
  Barnes & Noble                      25,331          954,979                                                            15,152,801
  BJ's Wholesale Club, Inc. (A)       20,196          561,449                                                         --------------
  CDW Corp.                            6,086          358,587   TELECOMMUNICATIONS (1.4%)
  Chico's FAS (A)                     21,645          796,536     Cincinnati Bell, Inc. (A)                 76,055          335,403
  Foot Locker, Inc.                   15,642          343,185     Harris Corp.                              27,925        1,167,265
  Michaels Stores, Inc.               25,456          841,575     L-3 Communications Holdings Inc.           2,283          180,517
  Neiman-Marcus Group  (Class A)       7,606          760,220                                                         --------------
  Pacific Sunwear of California, Inc. 23,360          500,838                                                             1,683,185
  (A)                                                                                                                 --------------
  Rent-A-Center (A)                   23,093          445,926   TRANSPORTATION SERVICES (2.4%)
  Supervalu, Inc.                      6,905          214,884     CNF Inc.                                  19,006          997,815
  The Timberland Co. (A)               6,389          215,820     GATX Corp.                                10,665          421,801
                                                --------------    Overseas Shipholding Group, Inc.           6,535          381,187
                                                    7,996,526     Ryder Systems Inc.                        16,425          562,064
                                                --------------    Yellow Roadway Corp. (A)                  11,398          472,105
SERVICES (5.0%)                                                                                                       --------------
  ADESA Inc.                          34,396          760,152                                                             2,834,972
  Fair Issac Corp.                    20,096          900,301                                                         --------------
  Korn/Ferry International (A)        18,890          309,607   UTILITIES (2.2%)
  Manpower, Inc.                       3,695          164,021     MDU Resources Group                       31,293        1,115,595
  Marvel Entertainment Inc. (A)       18,031          322,214     National Fuel Gas Co. (A)                  9,517          626,219
  MPS Group, Inc. (A)                 51,608          608,974     Questar Corp.                              9,160          807,179
  Omnicare, Inc.                      19,291        1,084,733                                                         --------------
  Republic Services Inc.              13,095          462,123                                                             2,548,993
  Rollins, Inc.                       22,494          439,083                                                         --------------
  United Rentals, Inc. (A)            17,999          354,760
  West Corp. (A)                      14,725          550,568
                                                --------------  TOTAL COMMON STOCKS
                                                    5,956,536     (COST $99,576,169)                                    112,317,646
                                                --------------                                                        --------------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005


                                         PRINCIPAL          FAIR
                                          AMOUNT            VALUE
                                       -------------   ---------------


SHORT-TERM INVESTMENTS (4.9%)
COMMERCIAL PAPER (4.6%)

  Coca Cola Enterprises
   3.76% due October 3, 2005             $2,244,000      $  2,244,000

  Morgan Stanley
   3.86% due October 11, 2005             1,898,000         1,896,394

  UBS AG
   3.92% due October 3, 2005              1,268,000         1,268,000
                                                       ---------------
                                                            5,408,394
                                                       ---------------


UNITED STATES TREASURY (0.3%)
  United States of America Treasury
   3.43% due October 27, 2005 (B)           425,000           424,144
                                                       ---------------


TOTAL SHORT-TERM
  INVESTMENTS (COST $5,831,232)                             5,832,538
                                                       ---------------


                                         NOTIONAL
                                          VALUE
                                       -------------
FUTURES CONTRACTS (0.0%)
  Midcap 400 Futures
   Exp. December, 2005 (C)               $2,522,450                 -
                                                       ---------------


TOTAL INVESTMENTS (99.9%)
  (COST $105,407,402) (D)                                 118,150,184
                                                       ---------------



                                                       ---------------
OTHER ASSETS AND LIABILITIES (0.1%)                            84,777
                                                       ---------------


TOTAL NET ASSETS (100.0%)                                $118,234,961
                                                       ===============


NOTES

(A)      Non-income Producing Security.

(B) Par value of $425,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Tactical Aggressive Stock Account for Variable Annuities practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Tactical Aggressive Stock Account for Variable Annuities uses futures contracts as a substitute for holding individual securities.

(D) At September 30, 2005, net unrealized appreciation for all securities was $12,742,782. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $15,050,884 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $2,308,102.

                      See Notes to Statement of Investments

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2005

1.   SIGNIFICANT ACCOUNTING POLICIES

     Tactical Aggressive Stock Account for Variable Annuities (formerly The Timed Aggressive Stock Account for Variable Annuities), ("Account TAS"), is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of MetLife, Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account TAS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TAS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser , which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

     The following is a summary of significant accounting policies consistently followed by Account TAS.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     FUTURES CONTRACTS. Account TAS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TAS enters into a futures contract, it agrees to buy or sell a specified index of stocks, or debt securities, at a future time for a fixed price, unless the contract is closed prior to expiration. Account TAS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

     It is Account TAS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

     Futures contracts purchased by Account TAS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account TAS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

     OPTIONS. Account TAS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TAS may sell the options before expiration. Options held by Account TAS are listed on either national securities exchanges or on over-the-counter market and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TAS at September 30, 2005.

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005

     REPURCHASE AGREEMENTS. When Account TAS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TAS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TAS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TAS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TAS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TAS at September 30, 2005.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $123,983,437 and $125,946,310, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $4,476,215 and $4,885,000, respectively, for the nine months ended September 30, 2005. Realized gains and losses from investment security transactions are reported on an identified cost basis.

     At September 30, 2005, Account TAS held seven open S&P 400 Midcap Index futures contracts expiring in December, 2005. The underlying face value, or notional value, of these contracts at September 30, 2005 amounted to $2,522,450. In connection with these contracts, short-term investments with a par value of $425,000 had been pledged as margin deposits.

     Net realized gains (losses) resulting from futures contracts were $619,785 for the nine months ended September 30, 2005.

ITEM 2.  Controls and Procedures.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3
                  (c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this document.

         (b) There were no changes in the registrant's internal control over financials reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

                  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Growth and Income Stock Account For Variable Annuities

Tactical Short-Term Bond Account For Variable Annuities

Tactical Aggressive Stock Account For Variable Annuities

By:    /s/ Elizabeth M. Forget
       Elizabeth M. Forget
       Chairman of the Board
       Chief Executive Officer
       Tactical Growth and Income Stock Account For Variable Annuities Tactical Short-Term Bond Account For Variable Annuities
       Tactical Aggressive Stock Account For Variable Annuities


Date:  November 29, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Elizabeth M. Forget
       Elizabeth M. Forget
       Chairman of the Board
       Chief Executive Officer
       Tactical Growth and Income Stock Account For Variable Annuities Tactical Short-Term Bond Account For Variable Annuities
       Tactical Aggressive Stock Account For Variable Annuities


Date:  November 29, 2005

By:    /s/ Alan C. Leland Jr.
       Alan C. Leland Jr.
       Principal Accounting Officer
       Tactical Growth and Income Stock Account For Variable Annuities Tactical Short-Term Bond Account For Variable Annuities
       Tactical Aggressive Stock Account For Variable Annuities


Date:  November 29, 2005